10. WARRANTS (Details - Warrants outstanding) (Warrant [Member], USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Number outstanding	87,552,719	2,187,101	2,187,101
Weighted average remaining contractual life	1 year 10 months 24 days
Weighted average exercise price	$ 0.01	$ 0.10	$ 0.10
Number exercisable	71,802,719
Weighted average exercise price exercisable	0.01113
$.00648
Exercise price range	$ 0.00648
Number outstanding	59,413,581
Weighted average remaining contractual life	1 year 9 months 18 days
Weighted average exercise price	$ 0.00648
Number exercisable	59,413,581
Weighted average exercise price exercisable	0.00648
$.00860
Exercise price range	$ 0.00860
Number outstanding	5,787,037
Weighted average remaining contractual life	1 year 9 months 4 days
Weighted average exercise price	$ 0.00860
Number exercisable	5,787,037
Weighted average exercise price exercisable	0.00860
$.02000
Exercise price range	$ 0.02000
Number outstanding	2,495,000
Weighted average remaining contractual life	1 year 9 months 4 days
Weighted average exercise price	$ 0.02000
Number exercisable	2,495,000
Weighted average exercise price exercisable	0.02000
$.04000
Exercise price range	$ 0.0040
Number outstanding	8,750,000
Weighted average exercise price	$ 0.04000
Number exercisable	0
Weighted average exercise price exercisable	0
$.05000
Exercise price range	$ 0.05000
Number outstanding	1,920,000
Weighted average remaining contractual life	1 year 8 months 8 days
Weighted average exercise price	$ 0.05000
Number exercisable	1,920,000
Weighted average exercise price exercisable	0.05000
$.05000 - 2nd one
Exercise price range	$ 0.05000
Number outstanding	7,000,000
Weighted average exercise price	$ 0.05000
Number exercisable	0
Weighted average exercise price exercisable	0
$.10000
Exercise price range	$ 0.10000
Number outstanding	2,187,101
Weighted average remaining contractual life	3 years 11 months 24 days
Weighted average exercise price	$ 0.1000
Number exercisable	2,187,101
Weighted average exercise price exercisable	0.10000